Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Disclosure of Proved Developed and Undeveloped Reserve (Detail)	12 Months Ended
	Dec. 31, 2021 Bcf MMBbls	Dec. 31, 2020 Bcf MMBbls	Dec. 31, 2019 MMBbls Bcf
Crude Oil Reserves [member]
Proved developed and undeveloped reserves:
Beginning balance | MMBbls	6,041	5,961	5,786
Revisions | MMBbls	565	651	784
Extensions and discoveries | MMBbls	115	97	78
Production | MMBbls	(697)	(695)	(688)
Farm outs & transfer to exploration and production contracts (CEE) & transfer of fields due to NHC bidding process | MMBbls	49	27
Ending Balance | MMBbls	6,073	6,041	5,961
Proved developed reserves at December 31 | MMBbls	3,649	3,603	3,585
Proved undeveloped reserves at December 31 | MMBbls	2,424	2,438	2,376
Dry gas reserve [member]
Proved developed and undeveloped reserves:
Beginning balance | Bcf	6,984	6,352	6,370
Revisions | Bcf	195	1,240	656
Extensions and discoveries | Bcf	590	176	196
Production | Bcf	(751)	(819)	(870)
Farm outs & transfer to exploration and production contracts (CEE) & transfer of fields due to NHC bidding process | Bcf	21	35
Ending Balance | Bcf	7,040	6,984	6,352
Proved developed reserves at December 31 | Bcf	3,934	3,922	3,609
Proved undeveloped reserves at December 31 | Bcf	3,106	3,062	2,743